SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Oct. 31, 2016
Leases
Operating Leases 2023	$ 456
Operating Leases 2024	131
Operating Leases 2025 and thereafter
Total future minimum lease payments	587
Less imputed interest	(23)
Total	$ 564	$ 2,200